Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Grants

All equity grants made to executive officers must be either directly approved by the compensation committee of our Board of Directors or through delegated authority. The compensation committee of our Board of Directors does not currently take material non-public information into account when determining the timing of equity grants, and we do not time nor do we plan to time the release of material, non-public information for the purpose of affecting the value of employee or director compensation. During 2024, we did not grant stock options (or similar awards).

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The compensation committee of our Board of Directors does not currently take material non-public information into account when determining the timing of equity grants, and we do not time nor do we plan to time the release of material, non-public information for the purpose of affecting the value of employee or director compensation.
MNPI Disclosure Timed for Compensation Value	false